Stock Based Compensation (Summary of The Stock Option Activity) (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Based Compensation [Abstract]
Outstanding, beginning of period	325,331	310,151
Options granted	79,627	23,280
Options forfeited	(2,000)
Outstanding, end of period	402,958	333,431
Outstanding, beginning of period	$ 8.65	$ 8.60
Options granted	$ 8.00	$ 7.82
Options forfeited	$ 8.00
Outstanding, end of period	$ 8.52	$ 8.54